Intangible Assets - Summary of Major Assumptions Used by the Group in Determining the Fair Value Less Cost of Disposal (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Engineering and Construction [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	12.50%	12.43%	12.67%
Terminal growth rate	3.00%	3.00%	3.00%
Discount rate	11.06%	11.83%	12.55%
Engineering and Construction [member] | Morelco S.A.S. [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	7.60%	5.70%	12.25%
Terminal growth rate	3.00%	3.00%	3.00%
Discount rate	11.06%	11.83%	12.55%
Engineering and Construction [member] | Vial y Vives - DSD [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	5.00%	19.58%	19.58%
Terminal growth rate	2.10%	2.00%	3.00%
Discount rate	13.16%	14.12%	14.00%
Electromechanical [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	9.36%	8.86%	7.63%
Terminal growth rate	2.00%	2.00%	2.00%
Discount rate	11.77%	11.40%	11.44%